Note 24. EM Yieldco IPO (Notes)	12 Months Ended
Dec. 31, 2014
Proposed IPO of EM Yieldco [Abstract]
Proposed IPO of SunEdison Emerging Markets YieldCo [Text Block]
PROPOSED INITIAL PUBLIC OFFERING OF TERRAFORM GLOBAL, INC.
On September 29, 2014, we announced our plan to monetize certain of our renewable energy generation assets located in emerging markets by aggregating them under a dividend growth-oriented subsidiary (originally named SunEdison Emerging Markets Yield, Inc. and now TerraForm Global, Inc., or “TerraForm Global") and divesting an interest in TerraForm Global through an initial public offering (the "proposed TerraForm Global IPO"). TerraForm Global would initially own renewable energy generation assets located in China, Brazil, India, Peru, Uruguay, Malaysia, Thailand and South Africa. We expect to retain majority ownership of TerraForm Global and to provide specified support services to TerraForm Global based on terms that have not yet been determined. Concurrently with this announcement, we submitted a registration statement on a confidential basis with the SEC with respect to the proposed TerraForm Global IPO.
The completion of the proposed TerraForm Global IPO and related transactions are subject to numerous conditions, including market conditions, approval by our Board of Directors of the terms of the proposed TerraForm Global IPO and receipt of all regulatory approvals, including the effectiveness of the registration statement that has been submitted to the SEC.